INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAX DOMESTIC AND FOREIGN
	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Domestic	$(7,865)	$(8,726)	$(183)
Foreign	37,711	(21,075)	(60,396)
(Loss) / Income before income tax	$29,846	$(29,801)	$(60,579)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The components of the income tax expense / (benefit), all of which is foreign, are as follows (in US$ thousands):

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Current tax expense	$21,019	$16,880	$16,129
Deferred tax expense/ (benefit)	(3,753)	(10,261)	(12,140)
Income tax expense / (benefit)	$17,266	$6,619	$3,989

SCHEDULE OF DEFERRED INCOME TAX ASSETS (LIABILITIES)

Deferred taxes have been recognized for temporary differences and carryforwards that will have effects on income taxes payable or receivables in future years. The components of net deferred tax liabilities and assets are as follows (in US$ thousands):

	As of
	December 31, 2023	December 31, 2022

Deferred Tax Assets
Property, plant and equipment	$7,030	$4,644
Net operating loss carryforward	26,332	26,514
Total deferred tax assets	33,362	31,158
Less: valuation allowance	(10,311)	(10,042)
Deferred tax assets, net of valuation allowance	$23,051	$21,116

Deferred Tax Liabilities
Property, plant and equipment	$(5,558)	$(4,335)
Intangible assets	(12,292)	(15,408)
Total deferred tax liabilities	(17,850)	(19,743)
Net deferred tax asset / (liability)	$5,201	$1,373

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Income tax at statutory rate (BVI and UAE 0%)	$-	$-	$-
Foreign tax rate differential	3,178	(1,498)	(6,981)
Tax effect of adjustments to prior years current tax expense	-	-	(997)
Effect of changes in valuation allowances	2,861	(1,460)	1,391
Unrecognized tax benefits	9,703	9,577	10,576
Other	1,524	-	-
Income tax expense / (benefit)	$17,266	$6,619	$3,989

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

A summary of activity related to the net unrecognized tax benefits is as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Balance at beginning of period	$61,115	$51,002	$33,336
Additions from tax positions related to the current period	7,957	16,953	26,916
Additions from tax positions related to prior periods	629	-	311
Reductions from tax positions related to earlier periods	(863)	(5,485)	(8,512)
Settlement of tax positions	(326)	(1,355)	(1,049)
Balance at end of period	$68,512	$61,115	$51,002